Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	€ 46,584	€ 48,993
Balance at the end of the year	36,160	46,584	€ 48,993
Development
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	18,273	19,987
Balance at the end of the year	899	18,273	19,987
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	717	717
Balance at the end of the year		717	717
Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	25,601	26,540
Balance at the end of the year	22,863	25,601	26,540
Patents and licences
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	1,981	1,749
Balance at the end of the year	12,387	1,981	1,749
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	11
Balance at the end of the year	11	11
COST
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	65,566	65,347	46,393
Additions-separately acquired	11,166	631	587
Coretherapix acquisition			18,368
Disposals	(131)	(412)
Balance at the end of the year	76,601	65,566	65,347
COST | Development
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	20,731	22,445	5,071
Coretherapix acquisition			17,374
Reclassification		(1,714)
Balance at the end of the year	20,731	20,731	22,445
COST | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	717	717
Coretherapix acquisition			717
Balance at the end of the year	717	717	717
COST | Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	40,231	38,517	38,504
Additions-separately acquired			13
Reclassification		1,714
Balance at the end of the year	40,231	40,231	38,517
COST | Patents and licences
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	2,750	2,546	1,695
Additions-separately acquired	11,166	617	574
Coretherapix acquisition			277
Disposals	(131)	(412)
Balance at the end of the year	13,785	2,750	2,546
COST | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	1,137	1,122	1,122
Additions-separately acquired		15
Balance at the end of the year	1,137	1,137	1,122
ACCUMULATED DEPRECIATION AND IMPAIRMENT
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(18,983)	(16,354)	(12,221)
Disposals	130	146
Reclassification	(18,494)
Amortisation expense	(3,094)	(2,774)	(3,012)
Impairment			(1,121)
Balance at the end of the year	(40,441)	(18,983)	(16,354)
ACCUMULATED DEPRECIATION AND IMPAIRMENT | Development
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(2,458)	(2,458)	(1,097)
Reclassification	(17,374)
Amortisation expense			(240)
Impairment			(1,121)
Balance at the end of the year	(19,832)	(2,458)	(2,458)
ACCUMULATED DEPRECIATION AND IMPAIRMENT | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Reclassification	(717)
Balance at the end of the year	(717)
ACCUMULATED DEPRECIATION AND IMPAIRMENT | Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(14,630)	(11,977)	(9,412)
Amortisation expense	(2,738)	(2,653)	(2,565)
Balance at the end of the year	(17,368)	(14,630)	(11,977)
ACCUMULATED DEPRECIATION AND IMPAIRMENT | Patents and licences
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(769)	(797)	(591)
Disposals	130	146
Reclassification	(403)
Amortisation expense	(356)	(118)	(206)
Balance at the end of the year	(1,398)	(769)	(797)
ACCUMULATED DEPRECIATION AND IMPAIRMENT | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(1,126)	(1,122)	(1,120)
Amortisation expense		(4)	(2)
Balance at the end of the year	€ (1,126)	€ (1,126)	€ (1,122)